Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The following geographic area data includes Revenues from external customers based on product shipment origin and Long-lived assets based upon physical location:

	United States	Canada	Total
	(Millions)
Revenues from external customers:
2016	$7,425	$74	$7,499
2015	7,247	113	7,360
2014	7,229	408	7,637

Long-lived assets:
2016	$38,091	$—	$38,091
2015	38,016	1,580	39,596
2014	38,290	1,364	39,654

Long-lived assets are comprised of property, plant, and equipment, goodwill, and other intangible assets.

Reconciliation of revenue from segment to consolidated [Table Text Block]
The following table reflects the reconciliation of Segment revenues to Total revenues as reported in the Consolidated Statement of Operations and Other financial information:

	Williams Partners	Other	Eliminations	Total
	(Millions)
2016
Segment revenues:
Service revenues
External	$5,140	$31	$—	$5,171
Internal	33	19	(52)	—
Total service revenues	5,173	50	(52)	5,171
Product sales
External	2,318	10	—	2,328
Internal	—	16	(16)	—
Total product sales	2,318	26	(16)	2,328
Total revenues	$7,491	$76	$(68)	$7,499

Other financial information:
Additions to long-lived assets	$2,102	$44	$(1)	$2,145
Proportional Modified EBITDA of equity-method investments	754	—	—	754

2015
Segment revenues:
Service revenues
External	$5,134	$30	$—	$5,164
Internal	1	91	(92)	—
Total service revenues	5,135	121	(92)	5,164
Product sales
External	2,196	—	—	2,196
Internal	—	—	—	—
Total product sales	2,196	—	—	2,196
Total revenues	$7,331	$121	$(92)	$7,360

Other financial information:
Additions to long-lived assets	$2,960	$388	$(12)	$3,336
Proportional Modified EBITDA of equity-method investments	699	—	—	699

2014
Segment revenues:
Service revenues
External	$3,887	$229	$—	$4,116
Internal	1	19	(20)	—
Total service revenues	3,888	248	(20)	4,116
Product sales
External	3,521	—	—	3,521
Internal	—	—	—	—
Total product sales	3,521	—	—	3,521
Total revenues	$7,409	$248	$(20)	$7,637

Other financial information:
Additions to long-lived assets (1)	$20,413	$345	$(2)	$20,756
Proportional Modified EBITDA of equity-method investments	431	7	—	438

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(1)	2014 Additions to long-lived assets within our Williams Partners segment primarily includes the acquisition-date fair value of long-lived assets from the ACMP Acquisition. (See Note 2 - Acquisitions.)

Reconciliation of Modified EBITDA to Net income (loss) [Table Text Block]
The following table reflects the reconciliation of Modified EBITDA to Net income (loss) as reported in the Consolidated Statement of Operations:

	Years Ended December 31,
	2016	2015	2014
	(Millions)
Modified EBITDA by segment:
Williams Partners	$3,864	$4,003	$3,244
Other	(542)	(112)	(12)
	3,322	3,891	3,232
Accretion expense associated with asset retirement obligations for nonregulated operations	(31)	(28)	(18)
Depreciation and amortization expenses	(1,763)	(1,738)	(1,176)
Impairment of goodwill	—	(1,098)	—
Equity earnings (losses)	397	335	144
Gain on remeasurement of equity-method investment	—	—	2,544
Impairment of equity-method investments	(430)	(1,359)	—
Other investing income (loss) – net	63	27	43
Proportional Modified EBITDA of equity-method investments	(754)	(699)	(438)
Interest expense	(1,179)	(1,044)	(747)
(Provision) benefit for income taxes	25	399	(1,249)
Income (loss) from discontinued operations, net of tax	—	—	4
Net income (loss)	$(350)	$(1,314)	$2,339

Total assets and equity method investments by reporting segment [Table Text Block]
The following table reflects Total assets and Equity-method investments by reportable segments:

	Total Assets		Equity-Method Investments
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
	(Millions)
Williams Partners	$46,265	$47,870	$6,701	$7,336
Other	685	1,351	—	—
Eliminations	(115)	(201)	—	—
Total	$46,835	$49,020	$6,701	$7,336